united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Rich Malinowski, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 5/31/22

Item 1. Reports to Stockholders.

North Star Opportunity Fund
Class I Shares (Symbol: NSOIX)
Class A Shares (Symbol: NSOPX)

North Star Micro Cap Fund
Class I Shares (Symbol: NSMVX)

North Star Dividend Fund
Class I Shares (Symbol: NSDVX)

North Star Bond Fund
Class I Shares (Symbol: NSBDX)

Semi-Annual Report
May 31, 2022

www.nsinvestfunds.com
Investor Information: 1-312-580-0900

Distributed by Northern Lights Distributors, LLC
Member FINRA

www.nsinvest.com

The North Star Mutual Fund Family consists of four funds: The North Star Opportunity Fund; the North Star Micro Cap Fund; the North Star Dividend Fund; and the North Star Bond Fund. The first three funds share the objective of producing long- term capital appreciation by investing primarily in the common stocks of publicly traded companies that are trading at attractive values relative to their free cash flow, while the fourth invests in fixed income securities to generate monthly income:

☐	The North Star Opportunity Fund investments may include a range of smaller, underfollowed companies to the largest multinational organizations as well as fixed income securities. The result is a diversified Micro to Macro® portfolio of stocks and fixed income securities structured to offer a relatively high yield with relatively low volatility. As of 05-31-2022, 54.2% of the portfolio is in large and mid- cap stocks, and 20.5% in small and micro-cap stocks, 4.9% in REITs, with 12.7% in fixed income securities and 7.7% in cash and Treasury bills.

☐	The North Star Micro Cap Fund invests in the common stocks of misunderstood or underfollowed companies with under $1 billion capitalizations.

☐	The North Star Dividend Fund’s primary objective is to generate monthly income and capital appreciation. The Fund seeks to achieve its objectives by investing in a diversified portfolio of common stocks of companies with under $2.5 billion market capitalizations and that offer attractive dividend yields.

☐	The North Star Bond Fund generally focuses on bonds issued by companies with market capitalizations of less than $2.5 billion.

FIRST HALF 2022 OVERVIEW

The period between December 1, 2021, and May 31, 2022, was defined by three distinct phases. At first there was a continuation of the “reopening rally”, as stocks climbed to new highs in January. The Fed disrupted that trend by dramatically changing the tone of monetary policy by forecasting multiple interest rate hikes as well as aggressive balance sheet reductions. The market seesawed until March, when the two-headed monster of renewed Covid-19 shutdowns in China and Russia’s invasion of Ukraine completely altered the narrative. What followed was the longest weekly losing streak for stocks on record, as commodity prices and interest rates spiked stoking peak pessimism. Whereas all equities suffered, the “risk-off” environment punished the most speculative shares the hardest, with the Nasdaq sinking 20.80%, the ARK Innovation ETF sliding 55.28%, and Bitcoin plummeting 44.26%. The yield on the 10-year Treasury doubled from 1.4% to 2.8% during the six-month period, while the spread between the 10-year and 2-year Treasuries briefly inverted. The rising rates reflected inflationary concerns while the curve inversion stoked recessionary worries. The economic data supported both of those risks as inflation reached a 40-year high and consumer confidence plunged to a record low.

FUND PERFORMANCE

North Star Investment Management maintained its long-standing commitment to the value investing methodology and small-cap focus during this extraordinarily difficult period. The value focus buffered the declines, however the

Civic Opera Building | 20 N. Wacker Drive | Suite 1416 | Chicago, IL 60606 | Phone: 312.580.0900 | Fax: 312.580.0901
332 Skokie Valley Road | Suite 221 | Highland Park, IL 60035 | Phone: 847.831.8831 | Fax: 847.831.3205

Guiding Investors • Navigating Markets • Decades of Experience

Securities offered through NewEdge Securities, Inc. member FINRA/SIPC. Financial advice is offered through North Star Investment Management Corp. (North Star)
an SEC Registered Investment Adviser. North Star is not a subsidiary or control affiliate of NewEdge Securities, Inc.

www.nsinvest.com

small caps underperformance of the S&P 500 by approximately 4% resulted in declines in- line with the broader averages in our portfolios. Additionally, the Energy Sector, which we underweight, was the top performing sector.

The Funds’ results for the period ending 05-31-2022 are detailed below.

Fund	Total Return for the 6 Month Period	NAV 11/30/2021	Distributions During Period	NAV 05/31/22	Total Assets (in 000’s)
North Star Opportunity Fund A	-12.23%	$20.05	$0.4611	$17.19	$25,735
North Star Opportunity Fund I	-12.10%	$20.00	$0.4848	$17.15	$127,615
North Star Micro Cap Fund I	-15.23%	$41.77	$1.3544	$34.28	$101,083
North Star Dividend Fund I	-2.33%	$23.43	$0.6096	$22.30	$86,385
North Star Bond Fund I	-3.85%	$9.49	$0.1168	$9.01	$28,785

Please remember that past performance may not be indicative and is no guarantee of future results. The fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. A Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For current performance information, please visit www.nsinvestfunds.com or call 1-312-580-0900. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower.

OUTLOOK

Our outlook for the rest of 2022 is that corporate earnings will grow at a low single digit rate, as costs pressures driven by continued supply disruptions and higher energy and wage costs reduce profit margins. The slowing economy will test the Federal Reserve’s conviction to raise interest rates rapidly to combat inflation. Investor sentiment is at very depressed levels, which does set the stage for a rebound if the stiff headwinds created by the tight monetary policy, the war, and pandemic, would ease. Whereas we recognize that the “economic hurricane” to which JPMorgan CEO Jamie Dimon cautioned could materialize, our forecast is for a less severe storm that will ultimately clear with blue skies to follow.

Civic Opera Building | 20 N. Wacker Drive | Suite 1416 | Chicago, IL 60606 | Phone: 312.580.0900 | Fax: 312.580.0901
332 Skokie Valley Road | Suite 221 | Highland Park, IL 60035 | Phone: 847.831.8831 | Fax: 847.831.3205

Guiding Investors • Navigating Markets • Decades of Experience

Securities offered through NewEdge Securities, Inc. member FINRA/SIPC. Financial advice is offered through North Star Investment Management Corp. (North Star)
an SEC Registered Investment Adviser. North Star is not a subsidiary or control affiliate of NewEdge Securities, Inc.

www.nsinvest.com

Valuation multiples have contracted dramatically, which has created many shares trading at bargain prices. The North Star Research Team’s screening process identified an 18% increase in the number of small cap companies that trade at attractive multiples (either P/E under 12 or P/E under 20 with over 3% dividend yield) during the last six months. The history of the stock market supports the principle (borrowing the language from Michelle Obama) that when stocks go low, we go buy.

Prospectus Disclosure Investors should carefully consider the investment objectives, risks, charges, and expenses of the North Star Funds. This and other important information about each of the Funds are contained in the prospectus, which can be obtained www.nsinvestfunds.com or by calling (855) 580-0900. The prospectus should be read carefully before investing. Please visit nsinvest.com for more information. The North Star Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC. 1715-NLD-07012022

The indices shown for informational purposes only and are not reflective of any investment. As it is not possible to invest in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results.

S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small capitalization company performance. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Civic Opera Building | 20 N. Wacker Drive | Suite 1416 | Chicago, IL 60606 | Phone: 312.580.0900 | Fax: 312.580.0901
332 Skokie Valley Road | Suite 221 | Highland Park, IL 60035 | Phone: 847.831.8831 | Fax: 847.831.3205

Guiding Investors • Navigating Markets • Decades of Experience

Securities offered through NewEdge Securities, Inc. member FINRA/SIPC. Financial advice is offered through North Star Investment Management Corp. (North Star)
an SEC Registered Investment Adviser. North Star is not a subsidiary or control affiliate of NewEdge Securities, Inc.

North Star Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2022

The Fund’s performance* figures for the periods ended May 31, 2022, compared to its benchmark:

					Since	Since
			Five Year	Ten Year	Inception**	Inception***
	Six Months	One Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)
North Star Opportunity Fund – Class A	(12.23)%	(6.50)%	8.46%	9.66%	9.41%	N/A
North Star Opportunity Fund – Class A with load	(17.27)%	(11.88)%	7.19%	9.02%	8.79%	N/A
North Star Opportunity Fund – Class I (a)	(12.10)%	(6.26)%	8.73%	9.80%	N/A	6.46%
S&P 500 Total Return Index (b)	(8.85)%	(0.30)%	13.38%	14.40%	14.65%	9.38%
S&P Target Risk Aggressive Index Total Return (c)	(8.41)%	(6.34)%	7.60%	9.34%	9.58%	6.42%

*	Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Shares held for less than 30 days are subject to a 2.00% redemption fee. The total operating expense ratios (including indirect expenses), as stated in the Fund’s Prospectus dated April 1, 2022, are 1.56% and 1.32% for Class A and Class I shares, respectively. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the fund’s expenses. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is December 15, 2011.

***	Inception date is December 31, 2006 (Predecessor Fund).

(a)	The North Star Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the Fund, and had substantially similar investment objectives and strategies to those of the Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

(b)	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

(c)	The S&P Target Risk Aggressive Index Total Return is designed to measure the performance of aggressive stock-bond allocations to equities, seeking to maximize opportunities for long-term capital accumulation. It may include small allocations to fixed income to enhance portfolio efficiency. Investors cannot invest directly in an index or benchmark.

North Star Opportunity Fund
PORTFOLIO REVIEW (Unaudited) (Continued)
May 31, 2022

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Asset Management	14.0%
Biotech & Pharma	10.9%
Real Estate Investment Trusts	5.9%
Semiconductors	5.5%
Healthcare Facilities & Services	4.9%
Banking	4.8%
Entertainment Content	4.3%
Technology Hardware	4.2%
U.S Treasury Bills	3.9%
E-Commerce Discretionary	3.9%
Other Industries	34.4%
Short-Term Investment and Other Assets Net of Liabilities	3.3%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Micro Cap Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2022

The Fund’s performance* figures for the periods ended May 31, 2022, compared to its benchmark:

					Since
			Five Year	Ten Year	Inception**
	Six Months	One Year	(Annualized)	(Annualized)	(Annualized)
North Star Micro Cap Fund – Class I (a)	(15.23)%	(24.52)%	7.41%	10.06%	10.07%
Morningstar US Small Value PR Index (b)	3.50%	(2.18)%	5.59%	8.33%	6.49%

*	Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains. Shares held for less than 30 days are subject to a 2.00% redemption fee. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated April 1, 2022, is 1.30% for Class I shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is December 31, 1997 (Predecessor Fund).

(a)	The North Star Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the North Star Micro Cap Fund in connection with the North Star Micro Cap Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the North Star Micro Cap Fund, and had substantially similar investment objectives and strategies to those of the North Star Micro Cap Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the North Star Micro Cap Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

(b)	The Morningstar US Small Value PR Index measures the performance of small-cap stocks with relatively low prices given anticipated per-share earnings, book value, cash flow, sales and dividends. Investors cannot invest directly in an index or benchmark.

The Morningstar US Small Value PR Index is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of The Morningstar US Small Value PR Index or any member of the public regarding the advisability of investing in funds categorized as Small Value generally or in The Morningstar US Small Value PR Index in particular or the ability of the North Star Micro Cap Fund to track general Small Value market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE NORTH STAR MICRO CAP FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

North Star Micro Cap Fund
PORTFOLIO REVIEW (Unaudited) (Continued)
May 31, 2022

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Apparel & Textile Products	13.8%
Retail - Discretionary	10.6%
Commercial Support Services	10.3%
Leisure Products	7.1%
Machinery	6.2%
E-Commerce Discretionary	5.8%
Electrical Equipment	5.5%
Home & Office Products	4.2%
Construction Materials	4.0%
Industrial Intermediate Prod	3.9%
Other Industries	27.5%
Short-Term Investments and Other Assets Net of Liabilities	1.1%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Dividend Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2022

The Fund’s performance* figures for the periods ended May 31, 2022, compared to its benchmark:

					Since
			Five Year	Ten Year	Inception**
	Six Months	One Year	(Annualized)	(Annualized)	(Annualized)
North Star Dividend Fund – Class I (a)	(2.33)%	(9.20)%	5.61%	9.36%	9.90%
Morningstar US Small Value PR Index (b)	3.50%	(2.18)%	5.59%	8.33%	8.47%

*	Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains. Shares held for less than 30 days are subject to a 2.00% redemption fee. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated April 1, 2022, is 1.37% for Class I shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is February 1, 2010.

(a)	The North Star Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the North Star Dividend Fund in connection with the North Star Dividend Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the North Star Dividend Fund, and had substantially similar investment objectives and strategies to those of the North Star Dividend Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the North Star Dividend Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

(b)	The Morningstar US Small Value PR Index measures the performance of small-cap stocks with relatively low prices given anticipated per-share earnings, book value, cash flow, sales and dividends. Investors cannot invest directly in an index or benchmark.

The Morningstar US Small Value PR Index is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of The Morningstar US Small Value PR Index or any member of the public regarding the advisability of investing in funds categorized as Small Value generally or in The Morningstar US Small Value PR Index in particular or the ability of the North Star Dividend Fund to track general Small Value market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE NORTH STAR DIVIDEND FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

North Star Dividend Fund
PORTFOLIO REVIEW (Unaudited) (Continued)
May 31, 2022

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Banking	10.4%
Home & Office Products	7.9%
Commercial Support Services	7.2%
Electric Utilities	6.8%
Apparel & Textile Products	6.2%
Gas & Water Utilities	6.1%
Asset Management	5.0%
Chemicals	4.5%
Oil & Gas Producers	3.4%
Real Estate Owners & Developers	3.4%
Other Industries	32.2%
Short-Term Investments and Other Assets Net of Liabilities	6.9%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Bond Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2022

The Fund’s performance* figures for the periods ended May 31, 2022, compared to its benchmark:

				Since
			Five Year	Inception**
	Six Months	One Year	(Annualized)	(Annualized)
North Star Bond Fund – Class I	(3.85)%	(4.09)%	1.20%	1.75%
Bloomberg U.S. High Yield Ba/B Index (a)	(6.00)%	(4.95)%	3.82%	4.67%

*	Past performance is not predictive of future results. Shares held for less than 30 days are subject to a 2.00% redemption fee. The performance comparison includes reinvestment of all dividends and capital gains. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated April 1, 2022, is 1.60% for Class I shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. Performance figures are not annualized. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is December 19, 2014.

(a)	The Bloomberg U.S. High Yield Ba/B Index measures the performance of bonds with Ba or B ratings. Investors cannot invest directly in an index or benchmark.

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Leisure Facilities & Services	13.4%
Automotive	9.8%
Transportation Equipment	8.7%
Asset Management	8.4%
Real Estate Investment Trusts	8.0%
Food	7.5%
Entertainment Content	5.3%
Oil & Gas Producers	5.1%
Specialty Finance	5.0%
Apparel & Textile Products	4.9%
Other Industries	20.6%
Short-Term Investments and Other Assets Net of Liabilities	3.3%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 79.6%
	ASSET MANAGEMENT - 11.5%
65,000	Blackstone, Inc.	$7,656,350
146,000	Compass Diversified Holdings	3,311,280
74,000	KKR & Company, Inc.	4,055,940
74,000	Sprott, Inc.	2,718,760
		17,742,330
	AUTOMOTIVE - 1.9%
55,000	BorgWarner, Inc.	2,217,600
231,000	Sono Group N.V.(a)	736,890
		2,954,490
	BANKING - 4.5%
105,000	Bank of America Corporation	3,906,000
23,000	JPMorgan Chase & Company	3,041,290
		6,947,290
	BEVERAGES - 2.4%
50,000	Keurig Dr Pepper, Inc.	1,737,000
12,000	PepsiCo, Inc.	2,013,000
		3,750,000
	BIOTECH & PHARMA - 10.9%
28,000	AbbVie, Inc.	4,126,360
40,000	Bristol-Myers Squibb Company	3,018,000
119,000	Pfizer, Inc.	6,311,760
19,000	Zoetis, Inc.	3,247,670
		16,703,790
	COMMERCIAL SUPPORT SERVICES - 2.0%
240,000	BGSF, Inc.	3,055,200

	E-COMMERCE DISCRETIONARY - 3.9%
1,150	Amazon.com, Inc.(a)	2,764,819
405,000	CarParts.com, Inc.(a)	3,065,849
		5,830,668
	ELECTRICAL EQUIPMENT - 1.5%
1,000,000	Orion Energy Systems, Inc.(a)	2,230,000

The accompanying notes are an integral part of these financial statements.

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 79.6% (Continued)
	ENTERTAINMENT CONTENT - 4.3%
45,000	Madison Square Garden Entertainment Corporation(a)	$3,050,550
55,000	Paramount Global, Class B	1,888,150
15,000	Walt Disney Company (The)(a)	1,656,600
		6,595,300
	FOOD - 1.2%
14,500	J M Smucker Company	1,817,865

	HEALTH CARE FACILITIES & SERVICES - 3.9%
47,000	CVS Health Corporation	4,547,250
3,000	UnitedHealth Group, Inc.	1,490,340
		6,037,590
	INDUSTRIAL REIT - 1.2%
125,000	Industrial Logistics Properties Trust	1,907,500

	INTERNET MEDIA & SERVICES - 2.9%
1,950	Alphabet, Inc., Class A(a)	4,436,718

	LEISURE FACILITIES & SERVICES - 1.6%
19,000	Starbucks Corporation	1,491,500
52,000	Wendy’s Company (The)	969,280
		2,460,780
	LEISURE PRODUCTS - 1.1%
75,000	Callaway Golf Company(a)	1,628,250

	MULTI ASSET CLASS REITS - 2.2%
282,000	Lexington Realty Trust	3,259,920

	RESIDENTIAL REIT - 1.1%
85,000	UMH Properties, Inc.	1,673,650

	RETAIL - CONSUMER STAPLES - 2.1%
20,000	Target Corporation	3,237,600

The accompanying notes are an integral part of these financial statements.

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 79.6% (Continued)
	RETAIL - DISCRETIONARY - 1.7%
33,000	Boot Barn Holdings, Inc.(a)	$2,663,100

	SEMICONDUCTORS - 5.5%
50,000	Advanced Micro Devices, Inc.(a)	5,093,000
23,000	QUALCOMM, Inc.	3,294,060
		8,387,060
	SPECIALTY REITS - 0.5%
16,000	EPR Properties	819,840

	TECHNOLOGY HARDWARE - 4.2%
33,000	Apple, Inc.	4,911,720
85,000	Turtle Beach Corporation(a)	1,485,800
		6,397,520
	TECHNOLOGY SERVICES - 2.0%
25,000	Paychex, Inc.	3,095,750

	TRANSPORTATION & LOGISTICS - 1.4%
12,000	United Parcel Service, Inc., Class B	2,187,000

	TRANSPORTATION EQUIPMENT - 1.5%
190,000	Blue Bird Corporation(a)	2,319,900

	WHOLESALE - DISCRETIONARY - 2.6%
124,096	Acme United Corporation	4,045,530

	TOTAL COMMON STOCKS (Cost $74,549,812)	122,184,641

The accompanying notes are an integral part of these financial statements.

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	PREFERRED STOCKS — 2.1%
	ASSET MANAGEMENT — 1.8%
42,000	B Riley Financial, Inc., 6.375%	$1,060,500
60,000	Compass Diversified Holdings, 7.875%	1,551,600
		2,612,100
	BANKING — 0.0%(b)
2,000	Bank of America Corporation, 4.00%	41,060

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
20,000	Cowen, Inc., 7.75%	526,400

	TOTAL PREFERRED STOCKS (Cost $2,991,478)	3,179,560

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 10.5%
	ASSET MANAGEMENT — 0.7%
1,000,000	Blackstone Secured Lending Fund		3.6500	07/14/23	1,004,963

	AUTOMOTIVE — 0.9%
1,350,000	Ford Motor Company		7.1250	11/15/25	1,444,298

	BANKING — 0.3%
500,000	Barclays Bank plc (c)	US0003M + 1.250%	2.2390	04/11/23	501,041

	FOOD — 0.8%
1,350,000	B&G Foods, Inc.		5.2500	04/01/25	1,277,964

	HEALTH CARE FACILITIES & SERVICES — 1.0%
500,000	McKesson Corporation		3.7960	03/15/24	504,621
1,000,000	Owens & Minor, Inc.		4.3750	12/15/24	992,390
					1,497,011
	HOME & OFFICE PRODUCTS — 1.0%
1,657,000	Scotts Miracle-Gro Company (The)		5.2500	12/15/26	1,602,758

	INSTITUTIONAL FINANCIAL SERVICES — 0.7%
1,000,000	Lazard Group, LLC		3.7500	02/13/25	997,278

The accompanying notes are an integral part of these financial statements.

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 10.5% (Continued)
	LEISURE FACILITIES & SERVICES — 1.4%
1,850,000	Wendy’s International, LLC		7.0000	12/15/25	$1,950,964

	OIL & GAS PRODUCERS — 1.0%
1,575,000	Murphy Oil Corporation		5.7500	08/15/25	1,602,070

	REAL ESTATE INVESTMENT TRUSTS — 0.9%
1,362,000	IIP Operating Partnership, L.P.		5.5000	05/25/26	1,315,795

	RETAIL - DISCRETIONARY — 0.4%
600,000	Sally Holdings, LLC / Sally Capital, Inc.		5.6250	12/01/25	585,099

	TELECOMMUNICATIONS — 0.8%
1,244,000	CenturyLink, Inc. Series D		7.2000	12/01/25	1,254,263

	TRANSPORTATION EQUIPMENT — 0.6%
1,000,000	Trinity Industries, Inc.		4.5500	10/01/24	995,715

	TOTAL CORPORATE BONDS (Cost $16,606,805)				16,029,219

	U.S. GOVERNMENT & AGENCIES — 4.5%
	U.S. TREASURY BILLS — 3.9%
3,000,000	United States Treasury Bill (d)		1.3000	10/06/22	2,986,413
2,000,000	United States Treasury Bill (d)		1.6200	12/29/22	1,981,318
1,000,000	United States Treasury Bill (d)		1.8100	03/23/23	985,557
					5,953,288
	U.S. TREASURY NOTES — 0.6%
1,000,000	United States Treasury Note		0.1250	08/15/23	975,626

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $6,932,370)				6,928,914

The accompanying notes are an integral part of these financial statements.

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENT — 3.2%
	MONEY MARKET FUND - 3.2%
4,889,747	First American Treasury Obligations Fund, Class X, 0.67% (Cost $4,889,747)(e)	$4,889,747

	TOTAL INVESTMENTS - 99.9% (Cost $105,970,212)	$153,212,081
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	138,004
	NET ASSETS - 100.0%	$153,350,085

LLC	- Limited Liability Company

LP	- Limited Partnership

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

US300M	- ICE LIBOR USD 3 Month

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Variable rate security; the rate shown represents the rate on May 31, 2022.

(d)	Zero coupon bond. Rate disclosed is the current yield as of May 31, 2022.

(e)	Rate disclosed is the seven day effective yield as of May 31, 2022.

The accompanying notes are an integral part of these financial statements.

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.9%
	APPAREL & TEXTILE PRODUCTS - 13.8%
90,000	Delta Apparel, Inc.(a)	$2,637,900
241,500	Lakeland Industries, Inc.(a)	4,298,700
20,000	Movado Group, Inc.	678,600
102,500	Rocky Brands, Inc.	3,838,625
140,000	Superior Group of Companies, Inc.	2,520,000
		13,973,825
	ASSET MANAGEMENT - 1.1%
71,000	Westwood Holdings Group, Inc.	1,071,035

	AUTOMOTIVE - 1.4%
56,231	Miller Industries, Inc.	1,387,781

	BANKING - 3.7%
50,500	Bar Harbor Bankshares	1,376,125
50,000	First Busey Corporation	1,172,500
55,000	Territorial Bancorp, Inc.	1,175,350
		3,723,975
	BEVERAGES - 0.1%
278,942	Truett-Hurst, Inc.(a),(b),(c)	83,989

	COMMERCIAL SUPPORT SERVICES - 9.5%
609,000	ARC Document Solutions, Inc.	1,820,910
38,000	Barrett Business Services, Inc.	2,844,680
50,000	Sharps Compliance Corporation(a)	216,000
148,000	SP Plus Corporation(a)	4,730,080
		9,611,670
	CONSTRUCTION MATERIALS - 4.0%
32,150	Apogee Enterprises, Inc.	1,337,440
23,000	United States Lime & Minerals, Inc.	2,735,160
		4,072,600
	E-COMMERCE DISCRETIONARY - 5.8%
240,000	1-800-Flowers.com, Inc., Class A(a)	2,342,400

333,000	CarParts.com, Inc.(a)	2,520,810

The accompanying notes are an integral part of these financial statements.

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	E-COMMERCE DISCRETIONARY - 5.8% (Continued)
47,000	PetMed Express, Inc.	$1,035,410
		5,898,620
	ELECTRICAL EQUIPMENT - 5.5%
35,250	Allied Motion Technologies, Inc.	865,035
117,000	Napco Security Technologies, Inc.(a)	2,294,370
1,078,000	Orion Energy Systems, Inc.(a)	2,403,940
		5,563,345
	ENGINEERING & CONSTRUCTION - 2.4%
162,000	Great Lakes Dredge & Dock Corporation(a)	2,381,400

	FOOD - 0.5%
9,000	Nathan’s Famous, Inc.	459,450

	HOME & OFFICE PRODUCTS - 4.2%
326,000	ACCO Brands Corporation	2,458,040
176,051	Hamilton Beach Brands Holding Company, Class A	1,816,846
		4,274,886
	HOME CONSTRUCTION - 2.4%
98,000	Green Brick Partners, Inc.(a)	2,383,360

	HOUSEHOLD PRODUCTS – 2.0%
19,800	Central Garden & Pet Company(a)	894,564
179,000	Crown Crafts, Inc.	1,108,010
		2,002,574
	INDUSTRIAL INTERMEDIATE PROD - 3.9%
147,400	Eastern Company (The)	3,132,250
21,200	Lawson Products, Inc.(a)	813,868
		3,946,118
	LEISURE FACILITIES & SERVICES - 2.3%
125,600	Century Casinos, Inc.(a)	1,097,744
121,000	Denny’s Corporation(a)	1,253,560
		2,351,304
	LEISURE PRODUCTS - 7.1%
251,500	Escalade, Inc.	3,367,585

The accompanying notes are an integral part of these financial statements.

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	LEISURE PRODUCTS - 7.1% (Continued)
58,500	Johnson Outdoors, Inc., Class A	$3,812,445
		7,180,030
	MACHINERY - 6.2%
21,900	Alamo Group, Inc.	2,576,097
116,499	QEP Company, Inc.	2,621,228
17,500	Tennant Company	1,089,200
		6,286,525
	MEDICAL EQUIPMENT & DEVICES - 0.6%
300,000	Accuray, Inc.(a)	624,000

	OIL & GAS PRODUCERS - 1.2%
162,300	Evolution Petroleum Corporation	1,189,659

	REAL ESTATE OWNERS & DEVELOPERS - 1.2%
75,000	Postal Realty Trust, Inc.	1,192,500

	RETAIL - DISCRETIONARY - 10.6%
52,000	Boot Barn Holdings, Inc.(a)	4,196,400
172,000	Build-A-Bear Workshop, Inc., 218126786	3,507,080
90,000	Duluth Holdings, Inc., Class B(a)	1,122,300
81,563	Ethan Allen Interiors, Inc.	1,897,155
		10,722,935
	TECHNOLOGY HARDWARE - 3.0%
83,000	AstroNova, Inc.(a)	1,037,500
116,200	Turtle Beach Corporation(a)	2,031,176
		3,068,676
	TELECOMMUNICATIONS - 1.4%
208,000	Consolidated Communications Holdings, Inc.(a)	1,376,960

	TRANSPORTATION EQUIPMENT - 1.5%
122,000	Blue Bird Corporation(a)	1,489,620

The accompanying notes are an integral part of these financial statements.

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	WHOLESALE - DISCRETIONARY - 3.5%
109,481	Acme United Corporation	$3,569,081

	TOTAL COMMON STOCKS (Cost $77,124,473)	99,885,918

	SHORT-TERM INVESTMENT — 1.1%
	MONEY MARKET FUND - 1.1%
1,151,785	First American Treasury Obligations Fund, Class X, 0.67% (Cost $1,151,785)(d)	1,151,785

	TOTAL INVESTMENTS - 100.0% (Cost $78,276,258)	$101,037,703
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	45,388
	NET ASSETS - 100.0%	$101,083,091

(a)	Non-income producing security.

(b)	Affiliated Company – North Star Micro Cap Fund holds in excess of 5% of outstanding voting securities of this security.

(c)	Illiquid security. The total fair value of the security as of May 31, 2022 was $83,989, representing 0.1% of net assets.

(d)	Rate disclosed is the seven day effective yield as of May 31, 2022.

The accompanying notes are an integral part of these financial statements.

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 93.1%
	APPAREL & TEXTILE PRODUCTS - 6.2%
24,000	Movado Group, Inc.	$814,320
79,200	Rocky Brands, Inc.	2,966,040
56,000	Weyco Group, Inc.	1,568,000
		5,348,360
	ASSET MANAGEMENT - 5.0%
111,000	Compass Diversified Holdings	2,517,480
50,000	Sprott, Inc.	1,837,000
		4,354,480
	BANKING - 10.4%
24,400	Bank of Hawaii Corporation	1,939,312
76,500	Bar Harbor Bankshares	2,084,625
73,000	First Hawaiian, Inc.	1,869,530
47,200	Old National Bancorp	750,480
26,500	Wintrust Financial Corporation	2,315,835
		8,959,782
	CHEMICALS - 4.5%
136,250	Oil-Dri Corporation of America	3,238,663
19,000	Valvoline, Inc.	635,740
		3,874,403
	COMMERCIAL SUPPORT SERVICES - 7.2%
23,200	ABM Industries, Inc.	1,121,720
212,800	BGSF, Inc.	2,708,944
79,000	Healthcare Services Group, Inc.	1,356,430
51,000	Resources Connection, Inc.	941,970
		6,129,064
	CONSTRUCTION MATERIALS - 1.4%
30,100	Apogee Enterprises, Inc.	1,252,160

	E-COMMERCE DISCRETIONARY - 2.1%
81,600	PetMed Express, Inc.	1,797,648

	ELECTRIC UTILITIES - 6.8%
31,500	NorthWestern Corporation	1,930,005
43,000	Otter Tail Corporation	2,811,770

The accompanying notes are an integral part of these financial statements.

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 93.1% (Continued)
	ELECTRIC UTILITIES - 6.8% (Continued)
20,000	Unitil Corporation	$1,156,200
		5,897,975
	ELECTRICAL EQUIPMENT - 3.2%
420,000	LSI Industries, Inc.	2,805,600

	FOOD - 1.3%
27,100	Alico, Inc.	1,142,807

	GAS & WATER UTILITIES - 6.1%
152,000	Global Water Resources, Inc.	2,179,680
34,000	Northwest Natural Holding Company	1,845,860
59,500	RGC Resources, Inc.	1,211,420
		5,236,960
	HOME & OFFICE PRODUCTS - 7.9%
455,500	ACCO Brands Corporation	3,434,469
64,000	Flexsteel Industries, Inc.	1,246,720
167,000	Steelcase, Inc., Class A	2,047,420
		6,728,609
	HOUSEHOLD PRODUCTS - 3.0%
410,000	Crown Crafts, Inc.	2,537,900

	INDUSTRIAL REIT - 1.6%
10,300	Innovative Industrial Properties, Inc.	1,370,415

	INSURANCE - 1.1%
23,000	Horace Mann Educators Corporation	930,580

	LEISURE PRODUCTS - 2.8%
179,000	Escalade, Inc.	2,396,810

	MACHINERY - 2.6%
72,000	Douglas Dynamics, Inc.	2,262,240

The accompanying notes are an integral part of these financial statements.

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 93.1% (Continued)
	OIL & GAS PRODUCERS - 3.4%
401,000	Evolution Petroleum Corporation	$2,939,330

	PUBLISHING & BROADCASTING - 0.7%
92,250	DallasNews Corporation	616,230

	REAL ESTATE OWNERS & DEVELOPERS - 3.4%
25,000	McGrath RentCorporation	2,055,250
53,000	Postal Realty Trust, Inc.	842,700
		2,897,950
	RETAIL - CONSUMER STAPLES - 1.0%
38,000	Village Super Market, Inc., Class A	902,120

	RETAIL - DISCRETIONARY - 2.3%
86,300	Ethan Allen Interiors, Inc.	2,007,338

	SPECIALTY FINANCE - 1.7%
14,000	GATX Corporation	1,511,300

	TECHNOLOGY SERVICES - 3.2%
31,200	John Wiley & Sons, Inc., Class A	1,652,352
15,900	Value Line, Inc.	1,122,699
		2,775,051
	TELECOMMUNICATIONS - 2.5%
122,500	Telephone and Data Systems, Inc.	2,171,925

	TRANSPORTATION EQUIPMENT - 0.9%
33,000	Trinity Industries, Inc.	820,380

	WHOLESALE - DISCRETIONARY - 0.8%
21,000	Acme United Corporation	684,600

	TOTAL COMMON STOCKS (Cost $64,720,926)	80,352,017

The accompanying notes are an integral part of these financial statements.

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENT — 6.8%
	MONEY MARKET FUND- 6.8%
5,923,612	First American Treasury Obligations Fund, Class X, 0.67% (Cost $5,923,612) (a)	$5,923,612

	TOTAL INVESTMENTS - 99.9% (Cost $70,644,538)	$86,275,629
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	108,962
	NET ASSETS - 100.0%	$86,384,591

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of May 31, 2022.

The accompanying notes are an integral part of these financial statements.

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	PREFERRED STOCKS — 9.6%

	ASSET MANAGEMENT — 3.4%
19,000	B Riley Financial, Inc., 6.375%	$479,750
19,576	Compass Diversified Holdings, 7.875%	506,235
		985,985
	BANKING — 3.0%
18,000	Bank of America Corporation, 4.00%	369,540
25,000	JPMorgan Chase & Company, 4.20%	497,750
		867,290
	ENTERTAINMENT CONTENT — 2.5%
14,000	Paramount Global, 5.75%	711,760

	INSTITUTIONAL FINANCIAL SERVICES — 0.7%
250,000	Mellon Capital IV - Series 1, 4.00%	190,864

	TOTAL PREFERRED STOCKS (Cost $3,204,313)	2,755,899

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 11.4%
	LEISURE PRODUCTS — 2.5%
700,000	Winnebago Industries, Inc.	1.5000	04/01/25	721,000

	SPECIALTY FINANCE — 5.0%
1,422,000	Blackstone Mortgage Trust, Inc.	4.7500	03/15/23	1,434,798

	TRANSPORTATION EQUIPMENT — 3.9%
1,106,000	Greenbrier Companies, Inc. (The)	2.8750	02/01/24	1,123,585

	TOTAL CONVERTIBLE BONDS (Cost $3,183,108)			3,279,383

	CORPORATE BONDS — 75.7%
	APPAREL & TEXTILE PRODUCTS — 4.9%
1,525,000	Under Armour, Inc.	3.2500	06/15/26	1,418,037

The accompanying notes are an integral part of these financial statements.

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 75.7% (Continued)
	ASSET MANAGEMENT — 5.0%
1,000,000	Golub Capital BDC, Inc.	3.3750	04/15/24	$981,069
500,000	Hercules Capital, Inc.	2.6250	09/16/26	448,989
				1,430,058
	AUTOMOTIVE — 9.8%
1,350,000	Ford Motor Company	7.1250	11/15/25	1,444,297
1,310,000	Goodyear Tire & Rubber Company (The) Series B	9.5000	05/31/25	1,371,413
				2,815,710
	ENTERTAINMENT CONTENT — 2.8%
825,000	AMC Networks, Inc.	4.7500	08/01/25	814,164

	FOOD — 7.5%
1,425,000	B&G Foods, Inc.	5.2500	04/01/25	1,348,962
800,000	J M Smucker Company (The)	3.5000	03/15/25	799,964
				2,148,926
	HEALTH CARE FACILITIES & SERVICES — 4.7%
1,355,000	Owens & Minor, Inc.	4.3750	12/15/24	1,344,689

	HOME & OFFICE PRODUCTS — 4.6%
1,360,000	Scotts Miracle-Gro Company (The)	5.2500	12/15/26	1,315,480

	INDUSTRIAL SUPPORT SERVICES — 0.7%
100,000	Anixter, Inc.	5.5000	03/01/23	101,212
104,000	Anixter, Inc.	6.0000	12/01/25	101,918
				203,130
	LEISURE FACILITIES & SERVICES — 13.4%
1,350,000	Brinker International, Inc.	3.8750	05/15/23	1,326,017
1,150,000	Marriott International, Inc.	2.1250	10/03/22	1,149,159
1,321,000	Wendy’s International, LLC	7.0000	12/15/25	1,393,093
				3,868,269
	OIL & GAS PRODUCERS — 5.1%
1,450,000	Murphy Oil Corporation	5.7500	08/15/25	1,474,922

The accompanying notes are an integral part of these financial statements.

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	REAL ESTATE INVESTMENT TRUSTS — 8.0%
1,375,000	IIP Operating Partnership, L.P.	5.5000	05/25/26	$1,328,354
1,000,000	Vornado Realty, L.P.	3.5000	01/15/25	987,583
				2,315,937
	TELECOMMUNICATIONS — 4.4%
1,275,000	CenturyLink, Inc.	5.6250	04/01/25	1,268,625

	TRANSPORTATION EQUIPMENT — 4.8%
1,375,000	Trinity Industries, Inc.	4.5500	10/01/24	1,369,108

	TOTAL CORPORATE BONDS (Cost $22,488,524)			21,787,055

Shares
	SHORT-TERM INVESTMENT — 2.5%
	MONEY MARKET FUND- 2.5%
731,551	First American Treasury Obligations Fund, Class X, 0.67% (Cost $731,551)(a)	731,551

	TOTAL INVESTMENTS - 99.2% (Cost $29,607,496)	$28,553,888
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%	231,055
	NET ASSETS - 100.0%	$28,784,943

LLC	- Limited Liability Company

LP	- Limited Partnership

(a)	Rate disclosed is the seven day effective yield as of May 31, 2022.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2022

	North Star	North Star	North Star	North Star
	Opportunity	Micro Cap	Dividend	Bond
	Fund	Fund	Fund	Fund
Assets:
Investments in Unaffiliated Securities at Cost	$105,970,212	$77,481,653	$70,644,538	$29,607,496
Investments in Non-controlled Affiliated Securities at Cost	—	794,605	—	—
Total Securities at Cost	105,970,212	78,276,258	70,644,538	29,607,496
Investments in Unaffiliated Securities at Value	$153,212,081	$100,953,714	$86,275,629	$28,553,888
Investments in Non-controlled Affiliated Securities at Value	—	83,989	—	—
Total Securities at Value	153,212,081	101,037,703	86,275,629	28,553,888
Dividends and Interest Receivable	419,866	167,508	212,218	278,834
Receivable for Fund Shares Sold	1,031	8,460	762	—
Prepaid Expenses and Other Assets	24,479	11,231	11,098	7,079
Total Assets	153,657,457	101,224,902	86,499,707	28,839,801

Liabilities:
Payable for Securities Purchased	76,378	—	—	—
Payable for Fund Shares Redeemed	66,841	3,889	4,773	—
Investment Advisory Fees Payable	118,970	84,734	72,020	20,700
Distribution (12b-1) Fees Payable	6,229	—	—	—
Payable to Related Parties	31,470	25,227	17,421	14,768
Audit and Tax Fees Payable	6,554	19,575	8,123	7,097
Accrued Expenses and Other Liabilities	930	8,386	12,779	12,293
Total Liabilities	307,372	141,811	115,116	54,858

Net Assets	$153,350,085	$101,083,091	$86,384,591	$28,784,943

Composition of Net Assets:
At May 31, 2022, Net Assets consisted of:
Paid-in-Capital	$92,568,202	$73,007,816	$66,172,335	$31,618,131
Accumulated Earnings/(Losses)	60,781,883	28,075,275	20,212,256	(2,833,188)
Net Assets	$153,350,085	$101,083,091	$86,384,591	$28,784,943

Net Asset Value Per Share:
Class I Shares:
Net Assets	$127,615,360	$101,083,091	$86,384,591	$28,784,943
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	7,441,692	2,948,368	3,873,578	3,194,992
Net Asset Value (Net Assets/Shares Outstanding), Offering Price and Redemption Price Per Share*	$17.15	$34.28	$22.30	$9.01
Class A Shares:
Net Assets	$25,734,725
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	1,497,058
Net Asset Value (Net Assets/Shares Outstanding) and Redemption Price Per Share*	$17.19
Maximum Offering Price Per Share (Maximum Sales Charge of 5.75%)	$18.24

*	The Funds charge a fee of 2.00% on redemptions of shares held for less than 30 days.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2022

	North Star	North Star	North Star	North Star
	Opportunity Fund	Micro Cap Fund	Dividend Fund	Bond Fund
Investment Income
Dividends from Unaffiliated Investments	$1,467,891	$1,245,429	$1,582,749	$114,530
Interest	303,836	2,122	6,070	472,897
Total Investment Income	1,771,727	1,247,551	1,588,819	587,427

Expenses
Investment Advisory Fees	803,898	558,193	441,145	128,030
Administrative Service Fees	85,519	68,467	47,083	23,771
Third Party Administrative Servicing Fees	70,836	62,905	45,994	16,404
Distribution (12b-1) Fees - Class A	36,236	—	—	—
Registration Fees	26,296	18,100	18,695	19,518
Accounting Service Fees	25,309	21,534	13,386	4,859
Transfer Agent Fees	19,874	11,900	11,657	8,310
Legal Fees	14,631	12,668	13,962	12,943
Trustees’ Fees and Expenses	13,933	13,550	14,926	14,331
Custodian Fees	10,147	8,788	5,705	2,623
Chief Compliance Officer Fees	9,225	6,211	5,199	3,373
Insurance Expense	7,450	7,210	5,671	4,178
Audit and Tax Fees	6,427	9,089	9,151	9,257
Printing Expense	6,333	3,285	2,616	1,298
Other Expenses	3,542	3,441	3,046	2,217
Total Expenses	1,139,656	805,341	638,236	251,112
Fees Waived by the Adviser	(15,143)	—	—	—
Net Expenses	1,124,513	805,341	638,236	251,112

Net Investment Income	647,214	442,210	950,583	336,315

Net Realized and Unrealized Gain/(Loss) on Investments
Net Realized Gain:
on Unaffiliated Investments	12,123,316	5,260,072	4,301,035	148,551
on Foreign Currency Transactions	587	—	386	—
Total Net Realized Gain	12,123,903	5,260,072	4,301,421	148,551
Net Change in Unrealized Appreciation (Depreciation):
on Unaffiliated Investments	(34,205,080)	(24,058,458)	(7,349,969)	(1,680,640)
on Affiliated Investments	—	(111,131)	—	—
on Foreign Currency Translations	22	—	30	—
Total Net Change in Unrealized Appreciation (Depreciation)	(34,205,058)	(24,169,589)	(7,349,939)	(1,680,640)

Net Realized and Unrealized Loss on Investments	(22,081,155)	(18,909,517)	(3,048,518)	(1,532,089)

Net Decrease in Net Assets Resulting From Operations	$(21,433,941)	$(18,467,307)	$(2,097,935)	$(1,195,774)

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star Opportunity Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2022	November 30, 2021
	(Unaudited)
Operations
Net Investment Income	$647,214	$779,864
Net Realized Gain on Investments	12,123,903	4,814,431
Net Change in Unrealized Appreciation (Depreciation) on Investments	(34,205,058)	23,191,957
Net Increase (Decrease) in Net Assets Resulting From Operations	(21,433,941)	28,786,252

Distributions to Shareholders:
Distributions Paid
Class I	(3,562,850)	(351,001)
Class A	(715,619)	(28,883)
Total Distributions Paid	(4,278,469)	(379,884)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (165,028 and 1,307,314 shares, respectively)	3,054,628	24,124,943
Distributions Reinvested (161,223 and 16,426 shares, respectively)	3,123,434	337,168
Cost of Shares Redeemed (229,510 and 820,031 shares, respectively)	(4,205,956)	(15,329,083)
Redemption Fee Proceeds	129	9,196
Total Class I Shares	1,972,235	9,142,224

Class A Shares:
Proceeds from Shares Sold (20,769 and 339,918 shares, respectively)	402,665	6,158,835
Proceeds from Shares Issued in Connection with Acquisition of Two Oaks Diversified Growth & Income Fund (Note 11) (0 and 1,613,057 shares, respectively)	—	30,279,834
Distributions Reinvested (36,608 and 1,555 shares, respectively)	714,164	28,688
Cost of Shares Redeemed (120,395 and 2,001,900 shares, respectively)	(2,213,054)	(37,099,215)
Redemption Fee Proceeds	—	10
Total Class A Shares	(1,096,225)	(631,848)

Net Increase in Net Assets From Shares of Beneficial Interest	876,010	8,510,376

Total Increase/(Decrease) in Net Assets	(24,836,400)	36,916,744

Net Assets
Beginning of Period	178,186,485	141,269,741
End of Period	153,350,085	$178,186,485

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Micro Cap Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2022	November 30, 2021
	(Unaudited)
Operations
Net Investment Income (Loss)	$442,210	$(9,183)
Net Realized Gain on Investments	5,260,072	6,415,408
Net Change in Unrealized Appreciation (Depreciation) on Investments	(24,169,589)	9,326,866
Net Increase (Decrease) in Net Assets Resulting From Operations	(18,467,307)	15,733,091

Distributions to Shareholders:
Class I Shares:
Distributions Paid	(4,109,397)	(7,346)
Total Distributions to Shareholders	(4,109,397)	(7,346)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (72,681 and 497,920 shares, respectively)	2,822,903	21,879,552
Distributions Reinvested (87,913 and 180 shares, respectively)	3,618,517	6,491
Cost of Shares Redeemed (235,200 and 196,295 shares, respectively)	(9,063,245)	(8,599,627)
Redemption Fee Proceeds	368	7,163
Total Class I Shares	(2,621,457)	13,293,579

Total Increase/(Decrease) in Net Assets	(25,198,161)	29,019,324

Net Assets
Beginning of Period	126,281,252	97,261,928
End of Period	$101,083,091	$126,281,252

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Dividend Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2022	November 30, 2021
	(Unaudited)
Operations
Net Investment Income	$950,583	$1,622,532
Net Realized Gain on Investments	4,301,421	3,800,909
Net Change in Unrealized Appreciation (Depreciation) on Investments	(7,349,939)	8,693,711
Net Increase/(Decrease) in Net Assets Resulting From Operations	(2,097,935)	14,117,152

Distributions to Shareholders:
Class I Shares:
Distributions Paid	(2,308,176)	(1,400,205)
Total Distributions to Shareholders	(2,308,176)	(1,400,205)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (125,690 and 474,549 shares, respectively)	2,887,964	11,414,701
Distributions Reinvested (79,665 and 47,999 shares, respectively)	1,864,184	1,137,294
Cost of Shares Redeemed (87,591 and 523,013 shares, respectively)	(1,967,493)	(12,563,697)
Redemption Fee Proceeds	—	5,001
Total Class I Shares	2,784,655	(6,701)

Total Increase/(Decrease) in Net Assets	(1,621,456)	12,710,246

Net Assets
Beginning of Period	88,006,047	75,295,801
End of Period	$86,384,591	$88,006,047

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Bond Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2022	November 30, 2021
	(Unaudited)
Operations
Net Investment Income	$336,315	$776,894
Net Realized Gain on Investments	148,551	156,401
Net Change in Unrealized Depreciation on Investments	(1,680,640)	(111,532)
Net Increase (Decrease) in Net Assets Resulting From Operations	(1,195,774)	821,763

Distributions to Shareholders:
Class I Shares:
Total Distributions Paid	(378,873)	(849,571)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (46,241 and 487,476 shares, respectively)	413,732	4,498,836
Distributions Reinvested (30,487 and 70,641 shares, respectively)	300,656	678,123
Cost of Shares Redeemed (159,585 and 194,610 shares, respectively)	(1,467,499)	(1,873,718)
Total Class I Shares	(753,111)	3,303,241

Total Increase /(Decrease) in Net Assets	(2,327,758)	3,275,433

Net Assets
Beginning of Period	31,112,701	27,837,268
End of Period	$28,784,943	$31,112,701

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Opportunity Fund
	Class I
	For the Six Months		For the Year		For the Year	For the Year		For the Year	For the Year
	Ended		Ended		Ended	Ended		Ended	Ended
	May 31, 2022		November 30, 2021		November 30, 2020	November 30, 2019		November 30, 2018	November 30, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$20.00		$16.71		$14.00	$13.52		$13.47	$12.18
Activity From Investment Operations:
Net investment income (a)	0.08		0.10		0.13	0.21		0.29	0.18
Net gain (loss) from securities (both realized and unrealized)	(2.45)		3.23		2.69	0.99		0.13	1.25
Total from operations	(2.37)		3.33		2.82	1.20		0.42	1.43
Less Distributions From:
Net investment income	(0.06)		(0.04)		(0.10)	(0.20)		(0.25)	(0.13)
Net realized gains on investments	(0.42)		(0.00	) (b)	—	(0.52)		(0.12)	(0.01)
Return of Capital	—		—		(0.01)	—		—	—
Total Distributions	(0.48)		(0.04)		(0.11)	(0.72)		(0.37)	(0.14)
Redemption Fees	0.00	(b)	0.00	(b)	—	0.00	(b)	—	—
Net Asset Value, End of Period	$17.15		$20.00		$16.71	$14.00		$13.52	$13.47
Total Return (c)	(12.10	)% (f)	20.00%		20.29%	9.61%		3.13%	11.76%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$127,615		$146,910		$114,330	$93,761		$84,473	$81,108
Ratio to average net assets:
Expenses, Gross (d)	1.32	% (g)	1.27%		1.37%	1.34%		1.42%	1.42%
Expenses, Net of waiver or recapture	1.30	% (g)	1.30%		1.30%	1.34	% (e)	1.42%	1.42%
Net investment income	0.82	% (g)	0.52%		0.90%	1.58%		2.11%	1.40%
Portfolio turnover rate	22	% (f)	30%		59%	46%		44%	47%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses for the year ended November 30, 2020 and the six months ended May 31, 2022, total returns would have been lower. Had the Advisor not recaptured expenses for the year ended November 30, 2021, total return would have been higher.

(d)	Represents the ratio of expenses to average net assets absent any fee waivers, expense reimbursements and/or expense recapture by the Adviser.

(e)	Effective February 19, 2019, the expense limitation was reduced to 1.30%.

(f)	Not annualized.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Opportunity Fund
	Class A
	For the Six Months		For the Year	For the Year	For the Year		For the Year	For the Year
	Ended		Ended	Ended	Ended		Ended	Ended
	May 31, 2022		November 30, 2021	November 30, 2020	November 30, 2019		November 30, 2018	November 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$20.05		$16.76	$14.05	$13.57		$13.51	$12.22
Activity From Investment Operations:
Net investment income (a)	0.05		0.05	0.10	0.17		0.26	0.15
Net gain (loss) from securities (both realized and unrealized)	(2.45)		3.26	2.69	1.00		0.13	1.24
Total from operations	(2.40)		3.31	2.79	1.17		0.39	1.39
Less Distributions From:
Net investment income	(0.04)		(0.02)	(0.07)	(0.17)		(0.21)	(0.09)
Net realized gains on investments	(0.42)		—	—	(0.52)		(0.12)	(0.01)
Return of Capital	—		—	(0.01)	—		—	—
Total Distributions	(0.46)		(0.02)	(0.08)	(0.69)		(0.33)	(0.10)
Redemption Fees	—		0.00 (b)	0.00 (b)	0.00	(b)	—	—
Net Asset Value, End of Period	17.19		20.05	16.76	14.05		13.57	13.51
Total Return (c)	(12.23	)% (f)	19.73%	19.99%	9.32%		2.92%	11.44%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$25,735		$31,276	$26,940	$33,143		$16	$17
Ratio to average net assets:
Expenses, Gross (d)	1.57	% (g)	1.51%	1.62%	1.55%		1.67%	1.68%
Expenses, Net of waiver or recapture	1.55	% (g)	1.54%	1.55%	1.55	% (e)	1.67%	1.68%
Net investment income	0.56	% (g)	0.26%	0.67%	1.27%		1.86%	1.15%
Portfolio turnover rate	22	% (f)	30%	59%	46%		44%	47%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses for the years ended November 30, 2019 and November 30, 2020 and the six months ended May 31, 2022, total returns would have been lower. Had the Advisor not recaptured expenses for the year ended November 30, 2021, total return would have been higher.

(d)	Represents the ratio of expenses to average net assets absent any fee waivers, expense reimbursements and/or expense recapture by the Adviser.

(e)	Effective February 19, 2019, the expense limitation was reduced to 1.55%.

(f)	Not annualized.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Micro Cap Fund
	Class I
	For the Six Months		For the Year		For the Year		For the Year	For the Year	For the Year
	Ended		Ended		Ended		Ended	Ended	Ended
	May 31, 2022		November 30, 2021		November 30, 2020		November 30, 2019	November 30, 2018	November 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$41.77		$35.74		$26.11		$26.86	$29.47	$28.02
Activity From Investment Operations:
Net investment income (loss) (a)	0.15		(0.00	) (b)	(0.00	) (b)	0.00 (b)	0.00 (b)	(0.05)
Net gain (loss) from securities (both realized and unrealized)	(6.29)		6.03		9.76		0.97	(1.70)	2.43
Total from operations	(6.14)		6.03		9.76		0.97	(1.70)	2.38
Less Distributions From:
Net investment income	(0.10)		(0.00	) (b)	(0.08)		(0.04)	—	—
Net realized gains on investments	(1.25)		—		—		(1.62)	(0.91)	(0.93)
Return of Capital	—		—		(0.05)		(0.06)	—	—
Total Distributions	(1.35)		(0.00)		(0.13)		(1.72)	(0.91)	(0.93)
Redemption Fees	0.00	(b)	0.00	(b)	0.00	(b)	—	—	—
Net Asset Value, End of Period	$34.28		$41.77		$35.74		$26.11	$26.86	$29.47
Total Return (c)	(15.23	)% (e)	16.88%		37.57%		4.26%	(5.87)%	8.71%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$101,083		$126,281		$97,262		$74,391	$77,748	$83,005
Ratio to average net assets:
Expenses	1.43	% (f)	1.29%		1.38%		1.43%	1.39%	1.39%
Net investment income (loss)	0.78	% (f)	(0.01)%		(0.00	)% (d)	0.02%	0.01%	(0.18)%
Portfolio turnover rate	12	% (e)	9%		35%		22%	32%	28%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Less than 0.005%.

(e)	Not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Dividend Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2022		November 30, 2021	November 30, 2020	November 30, 2019	November 30, 2018	November 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$23.43		$20.05	$20.35	$20.09	$21.93	$20.46
Activity From Investment Operations:
Net investment income (a)	0.25		0.43	0.37	0.52	0.49	0.47
Net gain (loss) from securities (both realized and unrealized)	(0.77)		3.32	(0.35)	1.04	(1.85)	2.04
Total from operations	(0.52)		3.75	0.02	1.56	(1.36)	2.51
Less Distributions From:
Net investment income	(0.22)		(0.37)	(0.30)	(0.51)	(0.48)	(0.46)
Net realized gains on investments	(0.39)		—	—	(0.78)	—	(0.51)
Return of Capital	—		—	(0.02)	(0.01)	—	(0.07)
Total Distributions	(0.61)		(0.37)	(0.32)	(1.30)	(0.48)	(1.04)
Redemption Fees (b)	—		0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$22.30		$23.43	$20.05	$20.35	$20.09	$21.93
Total Return (c)	(2.33	)% (d)	18.70%	0.36%	8.46%	(6.35)%	12.74%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$86,385		$88,006	$75,296	$80,245	$79,134	$80,761
Ratio to average net assets:
Expenses	1.45	% (e)	1.36%	1.48%	1.43%	1.42%	1.41%
Net investment income	2.15	% (e)	1.79%	2.08%	2.73%	2.21%	2.29%
Portfolio turnover rate	13	% (d)	12%	54%	15%	20%	18%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Bond Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2022		November 30, 2021	November 30, 2020	November 30, 2019	November 30, 2018	November 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$9.49		$9.49	$9.69	$9.44	$9.92	$9.93
Activity From Investment Operations:
Net investment income (a)	0.10		0.25	0.31	0.34	0.35	0.32
Net gain (loss) from securities (both realized and unrealized)	(0.46)		0.02	(0.22)	0.25	(0.48)	(0.02)
Total from operations	(0.36)		0.27	0.09	0.59	(0.13)	0.30
Less Distributions From:
Net investment income	(0.12)		(0.27)	(0.29)	(0.34)	(0.35)	(0.31)
Total Distributions	(0.12)		(0.27)	(0.29)	(0.34)	(0.35)	(0.31)
Redemption Fees	—		—	0.00 (b)	0.00 (b)	0.00 (b)	—
Net Asset Value, End of Period	$9.01		$9.49	$9.49	$9.69	$9.44	$9.92
Total Return (c)	(3.85	)% (e)	2.85%	1.07%	6.29%	(1.34)%	3.09%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$28,785		$31,113	$27,837	$25,584	$22,539	$23,056
Ratio to average net assets:
Expenses, Gross (d)	1.67	% (f)	1.59%	1.63%	1.63%	1.68%	1.71%
Expenses, Net of expense waiver or recapture	1.67	% (f)	1.59%	1.63%	1.63%	1.77%	1.79%
Net investment income	2.23	% (f)	2.56%	3.35%	3.55%	3.57%	3.16%
Portfolio turnover rate	25	% (e)	42%	55%	33%	23%	26%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total return represents aggregate total return based on Net Asset Value. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not recaptured previously waived expenses for the fiscal years ended November 30, 2018 and 2017, total returns would have been higher in those years.

(d)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or recapture by the Adviser.

(e)	Not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2022

1.	ORGANIZATION

The North Star Opportunity Fund, the North Star Micro Cap Fund, the North Star Dividend Fund and the North Star Bond Fund (each a “Fund,” and together the “Funds”) are each a series of shares of beneficial interest of the Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-ended management investment companies.

The diversification policy of each Fund is as follows:

Fund
North Star Opportunity Fund	Diversified
North Star Micro Cap Fund	Diversified
North Star Dividend Fund	Diversified
North Star Bond Fund	Diversified

The investment objective of each Fund is as follows:

Fund	Primary Objective
North Star Opportunity Fund	To seek long-term capital appreciation
North Star Micro Cap Fund	Capital appreciation and to derive income from short term liquid securities
North Star Dividend Fund	To generate dividend income and to seek capital appreciation
North Star Bond Fund	To generate income, with preservation of capital

The North Star Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Micro Cap Fund”), which transferred its assets to the North Star Micro Cap Fund in connection with the North Star Micro Cap Fund’s commencement of operations. The North Star Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Dividend Fund”), which transferred its assets to the North Star Dividend Fund in connection with the North Star Dividend Fund’s commencement of operations. The North Star Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor North Star Opportunity Fund”), which transferred its assets to the Fund in connection with the North Star Opportunity Fund’s commencement of operations. The Predecessor Funds were managed by the same adviser who currently manages the Funds, and have substantially similar investment objectives and strategies to those of the Funds. Each Fund commenced operations on the following dates:

Fund	Date
North Star Opportunity Fund	December 15, 2011
North Star Micro Cap Fund	May 31, 2013
North Star Dividend Fund	May 31, 2013
North Star Bond Fund	December 19, 2014

The North Star Micro Cap Fund, the North Star Dividend Fund and the North Star Bond Fund currently offer Class I shares. The North Star Opportunity Fund currently offers Class I and Class A shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2022

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Investments in open-ended investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2022

adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2022

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2022 for the Funds’ investments measured at fair value:

North Star Opportunity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$122,184,641	$—	$—	$122,184,641
Preferred Stocks	3,179,560	—	—	3,179,560
Corporate Bonds	—	16,029,219	—	16,029,219
U.S. Government & Agencies	6,928,914	—	—	6,928,914
Short-Term Investment	4,889,747	—	—	4,889,747
Total	$137,182,862	$16,029,219	$—	$153,212,081

North Star Micro Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$99,801,929	$83,989	$—	$99,885,918
Short-Term Investment	1,151,785	—	—	1,151,785
Total	$100,953,714	$83,989	$—	$101,037,703

North Star Dividend Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$80,352,017	$—	$—	$80,352,017
Short-Term Investment	5,923,612	—	—	5,923,612
Total	$86,275,629	$—	$—	$86,275,629

North Star Bond Fund

Assets *	Level 1	Level 2	Level 3	Total
Preferred Stocks	$2,755,899	$—	$—	$2,755,899
Convertible Bonds	—	3,279,383	—	3,279,383
Corporate Bonds	—	21,787,055	—	21,787,055
Short-Term Investment	731,551	—	—	731,551
Total	$3,487,450	$25,066,438	$—	$28,553,888

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedules of Investments for security classifications.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2022

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years November 30, 2019 to November 30, 2021 or expected to be taken in the Fund’s November 30, 2022 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund may make significant investments. However, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund	Income Dividends	Capital Gains
North Star Opportunity Fund	Quarterly	Annually
North Star Micro Cap Fund	Annually	Annually
North Star Dividend Fund	Monthly	Annually
North Star Bond Fund	Monthly	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – North Star Investment Management Corp. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of the average daily net assets of each Fund:

Fund	Advisory Fee
North Star Opportunity Fund	1.00% on the first $100 million in net assets
0.90% on net assets greater than $100 million
North Star Micro Cap Fund	1.00% on the first $100 million in net assets
0.90% on net assets greater than $100 million
North Star Dividend Fund	1.00% on the first $100 million in net assets
0.90% on net assets greater than $100 million
North Star Bond Fund	0.85%

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2022

For the six months ended May 31, 2022, the Adviser earned advisory fees of:

Fund	Advisory Fee
North Star Opportunity Fund	$803,898
North Star Micro Cap Fund	558,193
North Star Dividend Fund	441,145
North Star Bond Fund	128,030

The Adviser has contractually agreed, at least until March 31, 2023 for the North Star Micro Cap, North Star Dividend and North Star Bond Funds, or as in the case of North Star Opportunity through March 31, 2024, to waive all or part of its management fees and/or make payments to limit Funds expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) so that the total annual operating expenses of the Funds do not exceed 1.55% and 1.30% of the North Star Opportunity Fund’s average net assets, for Class A and Class I shares, respectively, 1.74% of the North Star Micro Cap Fund’s average net assets for Class I shares, 1.74% of the North Star Dividend Fund’s average net assets for Class I shares and 1.79% of the North Star Bond Fund’s average net assets for Class I shares. For the six months ended May 31, 2022, the Adviser waived fees in he amount of $15,143 for the Opportunity Fund.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 1.55% and 1.30% of the North Star Opportunity Fund’s average daily net assets attributable to Class A and Class I shares, respectively, 1.74% of the North Star Micro Cap Fund’s and North Star Dividend Fund’s average daily net assets for Class I shares and 1.79% of the North Star Bond Fund’s average daily net assets for Class I shares, the Adviser shall be entitled to recapture by the Funds for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds expenses to exceed 1.55% and 1.30% of the North Star Opportunity Fund’s average daily net assets for Class A and Class I shares, respectively, 1.74% of the North Star Micro Cap Fund’s and North Star Dividend Fund’s average daily net assets for Class I shares and 1.79% of the North Star Bond Fund’s average daily net assets for Class I shares. If Fund Operating Expenses subsequently exceed 1.55% and 1.30% of the North Star Opportunity Fund’s Class A and Class I shares respectively, 1.74% of the North Star Micro Cap Fund’s and North Star Dividend Fund’s Class I shares and 1.79% of the North Star Bond Fund’s Class I shares per annum of the average daily net assets, the reimbursements shall be suspended.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement.) The Adviser may recapture expenses only if the expenses are below the expense limitation at the time of the waiver, for North Star Opportunity Fund. The Board may terminate this expense reimbursement arrangement at any time. For the fiscal year ended November 30, 2021, the North Star Micro Cap, North Star Dividend and North Star Bond Funds had no recapture available. Cumulative expenses subject to recapture pursuant to the aforementioned conditions as of November 30, 2021 will expire on November 30 of the following years:

Fund	Amount	Expiring
North Star Opportunity Fund	$32,002	2023

Distributor – The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b -1 under the 1940 Act. The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the North Star Opportunity Fund, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2022

certain distribution activities and shareholder services. Under the Plan, the Fund is permitted to pay 0.25% per year of its average daily net assets of Class A shares for such distribution and shareholder service activities. For the six months ended May 31, 2022, the North Star Opportunity Fund Class A shares incurred $36,236 in distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous offering of each Fund’s shares. For the six months ended May 31, 2022, the Distributor received $10,180 in underwriting commissions, of which $1,881 was retained by the principal underwriter for sales of the North Star Opportunity Fund’s Class A shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended May 31, 2022 were as follows:

Fund	Purchases	Sales
North Star Opportunity Fund	$36,880,609	$34,073,464
North Star Micro Cap Fund	7,380,470	12,718,124
North Star Dividend Fund	10,955,448	10,391,177
North Star Bond Fund	8,054,708	7,241,606

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2022, NFS LLC held approximately 62.0% of the voting securities the North Star Opportunity Fund, 66.9% of the North Star Micro Cap Fund, 76.7% of the North Star Dividend Fund and 80.6% of the North Star Bond Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also beneficially owned by NFS LLC.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2022

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Funds. For the six months ended May 31, 2022 the North Star Opportunity Fund had $0 and $129 in redemption fees for Class I and Class A, respectively. The North Star Micro Cap Fund had $368 in redemption fees, the North Star Dividend Fund had $0 in redemption fees and the North Star Bond Fund had $0 in redemption fees.

7.	INVESTMENTS IN AFFILIATED ISSUERS

An affiliated issuer is an issuer in which the Fund has ownership of at least 5% of the voting securities. Issuers which are affiliates of the North Star Micro Cap Fund at May 31, 2022, are noted in the Fund’s Schedule of Investments.

Transactions during the period with companies which are affiliates are as follows:

North Star Micro Cap Fund

Net Change in
				Dividends		Unrealized
	Fair Value			Credited to	Realized	Appreciation	Fair Value
Description	11/30/2021	Purchases	Sales	Income	Gain/(Loss)	(Depreciation)	5/31/2022
Truett-Hurst, Inc. - Class A	$195,120	$—	$—	$—	$—	$(111,131)	$83,989

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at May 31, 2022, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
North Star Opportunity Fund	$104,643,754	$53,088,954	$(4,520,627)	$48,568,327
North Star Micro Cap Fund	78,333,505	30,432,413	(7,728,215)	22,704,198
North Star Dividend Fund	70,953,293	19,116,917	(3,794,581)	15,322,336
North Star Bond Fund	29,617,868	133,015	(1,196,995)	(1,063,980)

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2022

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following years was as follows:

	For the period ended November 30, 2021			For the period ended November 30, 2020
	Ordinary	Long-Term		Ordinary	Return of
Fund	Income	Capital Gains	Total	Income	Capital	Total
North Star Opportunity Fund	$343,830	$36,054	$379,884	$862,416	$48,166	$910,582
North Star Micro Cap Fund	—	7,346	7,346	218,429	155,381	373,810
North Star Dividend Fund	1,400,205	—	1,400,205	1,128,820	61,465	1,190,285
North Star Bond Fund	849,571	—	849,571	788,702	—	788,702

As of November 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
North Star Opportunity Fund	$—	$3,774,943	$—	$—	$(54,035)	$82,773,385	$86,494,293
North Star Micro Cap Fund	—	3,789,766	(68,821)	—	57,248	46,873,786	50,651,979
North Star Dividend Fund	5,608	1,499,722	—	—	490,711	22,672,326	24,668,367
North Star Bond Fund	59,555	—	—	(1,934,756)	—	616,660	(1,258,541)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for tax gain/loss due to the Funds’ conversion from limited partnerships, unamortized organizational costs from fund mergers and tax adjustments for partnerships, trust preferred securities, C-Corporations with return of capital distributions and perpetual bonds.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Fund	Late Year Losses
North Star Micro Cap Fund	$68,821

At November 30, 2021, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
North Star Opportunity Fund	$—	$—	$—	$931,381
North Star Micro Cap Fund	—	—	—	2,568,304
North Star Dividend Fund	—	—	—	2,276,891
North Star Bond Fund	772,101	1,162,655	1,934,756	142,482

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2022

Permanent book and tax differences, primarily attributable to net operating losses, non-deductible expenses, adjustments for the tax gain/loss due to the Funds’ conversion from limited partnerships and adjustments for fund mergers, resulted in reclassification for the following Funds for the year ended November 30, 2021 as follows:

	Paid	Accumulated
	In	Earnings
Fund	Capital	(Losses)
North Star Opportunity Fund	$(628,404)	$628,404
North Star Micro Cap Fund	(114,791)	114,791
North Star Dividend Fund	(129,272)	129,272
North Star Bond Fund	(809)	809

10.	MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

11.	NEW REGULATORY UPDATES

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

12.	SUBSEQUENT EVENTS

Subsequent events have been evaluated from the date of the Statement of Assets and Liabilities through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

North Star Funds
EXPENSE EXAMPLE (Unaudited)
May 31, 2022

As a shareholder of each Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Fund’s Annualized
Actual	12/1/2021	5/31/2022	12/1/2021 – 5/31/2022*	Expense Ratio
North Star Opportunity Fund
Class I	$1,000.00	$879.00	$6.09	1.30%
Class A	$1,000.00	$877.70	$7.26	1.55%
North Star Micro Cap Fund
Class I	$1,000.00	$847.70	$6.59	1.43%
North Star Dividend Fund
Class I	$1,000.00	$976.70	$7.15	1.45%
North Star Bond Fund
Class I	$1,000.00	$961.50	$8.17	1.67%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

North Star Funds
EXPENSE EXAMPLE (Unaudited) (Continued)
May 31, 2022

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period	Fund’s Annualized
(5% return before expenses)	12/1/2021	5/31/2022	12/1/2021 – 5/31/2022*	Expense Ratio
North Star Opportunity Fund
Class I	$1,000.00	$1,018.55	$6.54	1.30%
Class A	$1,000.00	$1,017.30	$7.80	1.55%
North Star Micro Cap Fund
Class I	$1,000.00	$1,017.80	$7.19	1.43%
North Star Dividend Fund
Class I	$1,000.00	$1,017.70	$7.29	1.45%
North Star Bond Fund
Class I	$1,000.00	$1,016.60	$8.40	1.67%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-312-580-0900 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Investment Adviser
North Star Investment Management Corp.
20 N. Wacker Drive #1416
Chicago, IL 60606

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246	NSF-SA22

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/5/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/5/22

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 8/5/22